Shareholder Report, Holdings (Details)	Sep. 30, 2024
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | OFG Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Barrett Business Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | South Plains Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Graphic Packaging Holding Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Allison Transmission Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Curtiss-Wright Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | International Bancshares Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Cabot Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Eagle Materials Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Ingredion Incorporated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Cash and Other Assets (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | OFG Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Barrett Business Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | South Plains Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Graphic Packaging Holding Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Allison Transmission Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Curtiss-Wright Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | International Bancshares Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Cabot Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Eagle Materials Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Ingredion Incorporated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Cash and Other Assets (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Quality Fund (Ordinary Shares) | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Pear Tree Quality Fund (Ordinary Shares) | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Pear Tree Quality Fund (Ordinary Shares) | Meta Platforms, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pear Tree Quality Fund (Ordinary Shares) | UnitedHealth Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pear Tree Quality Fund (Ordinary Shares) | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Quality Fund (Ordinary Shares) | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Quality Fund (Ordinary Shares) | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pear Tree Quality Fund (Ordinary Shares) | Oracle Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Quality Fund (Ordinary Shares) | SAP AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Quality Fund (Ordinary Shares) | Taiwan Semiconductor Manufacturing Co., Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Quality Fund (Ordinary Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Pear Tree Quality Fund (Ordinary Shares) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Pear Tree Quality Fund (Ordinary Shares) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Pear Tree Quality Fund (Ordinary Shares) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Pear Tree Quality Fund (Ordinary Shares) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Pear Tree Quality Fund (Ordinary Shares) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Pear Tree Quality Fund (Ordinary Shares) | Cash and Other Assets (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pear Tree Quality Fund (Ordinary Shares) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Pear Tree Quality Fund (Institutional Shares) | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Pear Tree Quality Fund (Institutional Shares) | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Pear Tree Quality Fund (Institutional Shares) | Meta Platforms, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pear Tree Quality Fund (Institutional Shares) | UnitedHealth Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pear Tree Quality Fund (Institutional Shares) | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Quality Fund (Institutional Shares) | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Quality Fund (Institutional Shares) | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pear Tree Quality Fund (Institutional Shares) | Oracle Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Quality Fund (Institutional Shares) | SAP AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Quality Fund (Institutional Shares) | Taiwan Semiconductor Manufacturing Co., Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Quality Fund (Institutional Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Pear Tree Quality Fund (Institutional Shares) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Pear Tree Quality Fund (Institutional Shares) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Pear Tree Quality Fund (Institutional Shares) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Pear Tree Quality Fund (Institutional Shares) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Pear Tree Quality Fund (Institutional Shares) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Pear Tree Quality Fund (Institutional Shares) | Cash and Other Assets (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pear Tree Quality Fund (Institutional Shares) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | NextEra Energy, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Badger Meter, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Primoris Services Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Hubbell Incorporated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Kingspan Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Keyence Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Valmont Industries, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Xylem Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Cadeler AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Cash and Other Assets (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	61.90%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | NextEra Energy, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Badger Meter, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Primoris Services Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Hubbell Incorporated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Kingspan Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Keyence Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Valmont Industries, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Xylem Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Cadeler AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Cash and Other Assets (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	61.90%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | NextEra Energy, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Badger Meter, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Primoris Services Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Hubbell Incorporated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Kingspan Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Keyence Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Valmont Industries, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Xylem Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Cadeler AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Cash and Other Assets (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	61.90%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | Itochu Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | Smurfit Westrock plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | Bellway plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | Muenchener Rueckversicherungs-Gesellschaft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | Canadian Tire Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | Hannover Rueck SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | LG Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | Next plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | Publicis Groupe [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | CHILE
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | Itochu Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | Smurfit Westrock plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | Bellway plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | Muenchener Rueckversicherungs-Gesellschaft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | Canadian Tire Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | Hannover Rueck SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | LG Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | Next plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | Publicis Groupe [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | CHILE
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | Itochu Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | Smurfit Westrock plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | Bellway plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | Muenchener Rueckversicherungs-Gesellschaft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | Canadian Tire Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | Hannover Rueck SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | LG Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | Next plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | Publicis Groupe [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | CHILE
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | Vistry Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | EQB Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | D'Ieteren S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | Inchcape plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | Tecnoglass, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | Thanachart Capital PCL [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | Amundi [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | Elis S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | Aalberts N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | Daicel Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | JORDAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | Vistry Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | EQB Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | D'Ieteren S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | Inchcape plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | Tecnoglass, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | Thanachart Capital PCL [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | Amundi [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | Elis S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | Aalberts N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | Daicel Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | JORDAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | Vistry Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | EQB Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | D'Ieteren S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | Inchcape plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | Tecnoglass, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | Thanachart Capital PCL [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | Amundi [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | Elis S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | Aalberts N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | Daicel Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | JORDAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | EQB Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | Cranswick plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | SOL S.p.A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | Sparebanken Vest [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | D'Ieteren S.A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | Neurones S.A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | SpareBank Nord-Norge [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | ALSO Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | goeasy Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | PERU
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | EQB Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | Cranswick plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | SOL S.p.A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | Sparebanken Vest [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | D'Ieteren S.A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | Neurones S.A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | SpareBank Nord-Norge [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | ALSO Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | goeasy Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | PERU
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | EQB Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | Cranswick plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | SOL S.p.A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | Sparebanken Vest [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | D'Ieteren S.A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | Neurones S.A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | SpareBank Nord-Norge [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | ALSO Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | goeasy Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | PERU
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	0.70%